NONVESTED SHARES (Details) - 2008 Plan - Nonvested shares - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nonvested shares
Nonvested shares granted	4,601,000	1,829,000	244,000
Vesting period			4 years
Vest immediately
Nonvested shares
Nonvested shares granted	218,000	1,549,000
Vesting period	1 year
Vest over a period of two years
Nonvested shares
Nonvested shares granted	940,000	280,000
Vesting period	2 years	2 years
Vest over a period of three years
Nonvested shares
Nonvested shares granted	3,443,000